VESSELS AND EQUIPMENT, NET - Schedule of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Cost	$ 2,259,132	$ 2,267,819
Accumulated depreciation	(670,209)	(615,109)
Net book value	$ 1,588,923	$ 1,652,710